UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

111 South Wacker Drive, Suite 4600 Chicago, Illinois		60606-4319
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606		Ndenisarya M. Bregasi K&L Gates LLP 1601 K Street NW Washington, DC 20006
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 646-3600

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments.

Oakmark Fund	June 30, 2018 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.1%

INFORMATION TECHNOLOGY — 22.8%
SOFTWARE & SERVICES — 14.3%
Alphabet, Inc., Class C (a)	558	$622,818
MasterCard, Inc., Class A	2,320	455,926
Visa, Inc., Class A	3,435	454,966
Automatic Data Processing, Inc.	3,320	445,345
Oracle Corp.	8,765	386,186
Facebook, Inc., Class A (a)	1,200	233,184
Gartner, Inc. (a)	1,600	212,640
Alphabet, Inc., Class A (a)	93	105,120
		2,916,185
TECHNOLOGY HARDWARE & EQUIPMENT — 5.4%
Apple, Inc.	2,787	515,902
TE Connectivity, Ltd.	4,936	444,504
Flex, Ltd. (a)	10,000	141,100
		1,101,506
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Intel Corp.	6,755	335,791
Texas Instruments, Inc.	2,720	299,880
		635,671
		4,653,362
FINANCIALS — 22.4%
DIVERSIFIED FINANCIALS — 10.9%
Ally Financial, Inc.	17,435	458,017
Capital One Financial Corp.	4,963	456,081
State Street Corp.	4,700	437,523
The Bank of New York Mellon Corp.	6,320	340,818
Moody’s Corp.	1,706	291,056
The Goldman Sachs Group, Inc.	1,105	243,730
		2,227,225
BANKS — 7.7%
Citigroup, Inc.	9,530	637,748
Bank of America Corp.	18,000	507,420
Wells Fargo & Co.	7,910	438,530
		1,583,698
INSURANCE — 3.8%
American International Group, Inc.	9,780	518,536
Aon PLC	1,890	259,251
		777,787
		4,588,710
CONSUMER DISCRETIONARY — 16.5%
AUTOMOBILES & COMPONENTS — 5.0%
Fiat Chrysler Automobiles N.V.	27,276	515,251
General Motors Co.	6,850	269,890
Aptiv PLC	2,200	201,586
Delphi Technologies PLC	733	33,337
		1,020,064
MEDIA — 4.9%
Charter Communications, Inc., Class A (a)	1,300	381,173
Comcast Corp., Class A	11,438	375,294
News Corp., Class A	15,401	238,711
		995,178
RETAILING — 4.8%
Netflix, Inc. (a)	1,300	508,859
Qurate Retail, Inc. (a)	12,115	257,089
Booking Holdings, Inc. (a)	110	222,980
		988,928
CONSUMER SERVICES — 1.8%
MGM Resorts International	9,400	272,882
Hilton Worldwide Holdings, Inc.	1,279	101,254
		374,136
		3,378,306
HEALTH CARE — 13.4%
HEALTH CARE EQUIPMENT & SERVICES — 9.5%
CVS Health Corp.	7,865	506,115
HCA Healthcare, Inc.	4,316	442,770
Baxter International, Inc.	5,300	391,352
UnitedHealth Group, Inc.	1,345	329,982
Medtronic PLC	3,190	273,096
		1,943,315
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 3.9%
Regeneron Pharmaceuticals, Inc. (a)	1,262	435,307
Bristol-Myers Squibb Co.	6,500	359,710
		795,017
		2,738,332
INDUSTRIALS — 8.4%
CAPITAL GOODS — 5.7%
General Electric Co.	34,050	463,420
Parker-Hannifin Corp.	2,439	380,159
Cummins, Inc.	1,520	202,160
Caterpillar, Inc.	850	115,319
		1,161,058
TRANSPORTATION — 2.7%
American Airlines Group, Inc.	7,700	292,292
FedEx Corp.	1,130	256,578
		548,870
		1,709,928
CONSUMER STAPLES — 5.9%
FOOD, BEVERAGE & TOBACCO — 4.0%
Diageo PLC (b)	3,000	432,030
Nestlé SA (b)	4,965	384,440
		816,470
HOUSEHOLD & PERSONAL PRODUCTS — 1.9%
Unilever PLC (b)	7,163	395,971
		1,212,441
ENERGY — 5.7%
Anadarko Petroleum Corp.	5,600	410,200
Apache Corp.	8,540	399,240

	Shares	Value
COMMON STOCKS — 95.1% (cont.)

ENERGY — 5.7% (cont.)
National Oilwell Varco, Inc.	5,929	$257,314
Chesapeake Energy Corp. (a)	20,000	104,800
		1,171,554
TOTAL COMMON STOCKS — 95.1% (Cost $12,253,097)		19,452,633

	Par Value
SHORT-TERM INVESTMENTS— 5.5%
U.S. GOVERNMENT BILL — 3.9%
United States Treasury Bills, 1.84% - 1.88%, due 07/26/18 - 08/23/18 (c) (Cost $798,381)	800,000	798,381

GOVERNMENT AND AGENCY SECURITIES — 1.2%
Federal National Mortgage Association, 1.78%, due 07/02/18 (c) (Cost $249,988)	250,000	249,988

REPURCHASE AGREEMENT — 0.4%
Fixed Income Clearing Corp. Repurchase Agreement, 1.10% dated 06/29/18 due 07/02/18, repurchase price $86,996, collateralized by a Federal Home Loan Bank Bond, 2.150% due 02/14/20, value plus accrued interest of $88,733 (Cost: $86,988)	86,988	86,988
TOTAL SHORT-TERM INVESTMENTS — 5.5% (Cost $1,135,357)		1,135,357
TOTAL INVESTMENTS — 100.6% (Cost $13,388,454)		20,587,990
Foreign Currencies (Cost $0) — 0.0% (d)		0	(e)
Liabilities In Excess of Other Assets — (0.6)%		(122,230)
TOTAL NET ASSETS — 100.0%		$20,465,760

(a)         Non-income producing security

(b)         Sponsored American Depositary Receipt

(c)          The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(d)         Amount rounds to less than 0.1%.

(e)          Amount rounds to less than $1,000.

WRITTEN OPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received by Fund	Unrealized Gain/(Loss)
CALLS
Netflix, Inc.	Pershing LLC	$350.00	9/21/2018	1,000	$(39,143)	$(5,983)	$3,254	$(2,729)

Oakmark Select Fund	June 30, 2018 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.7%

INFORMATION TECHNOLOGY — 24.4%
SOFTWARE & SERVICES — 18.0%
Alphabet, Inc., Class C (a)	444	$494,958
MasterCard, Inc., Class A	1,439	282,792
Oracle Corp.	5,167	227,658
Alphabet, Inc., Class A (a)	73	82,514
		1,087,922
TECHNOLOGY HARDWARE & EQUIPMENT — 6.4%
TE Connectivity, Ltd.	4,243	382,119
		1,470,041
FINANCIALS — 22.5%
BANKS — 9.4%
Citigroup, Inc.	5,112	342,095
Bank of America Corp.	8,001	225,537
		567,632
DIVERSIFIED FINANCIALS — 8.5%
Ally Financial, Inc.	11,500	302,105
Capital One Financial Corp.	2,285	209,982
		512,087
INSURANCE — 4.6%
American International Group, Inc.	5,195	275,450
		1,355,169
CONSUMER DISCRETIONARY — 19.2%
AUTOMOBILES & COMPONENTS — 8.8%
Fiat Chrysler Automobiles N.V.	17,434	329,330
Adient PLC	4,116	202,453
		531,783
CONSUMER SERVICES — 3.6%
MGM Resorts International	7,584	220,178

MEDIA — 3.5%
Charter Communications, Inc., Class A (a)	720	211,111

RETAILING — 3.3%
Qurate Retail, Inc. (a)	9,293	197,195
		1,160,267
ENERGY — 11.7%
Apache Corp.	6,071	283,819
Chesapeake Energy Corp. (a)	44,860	235,069
Weatherford International PLC (a) (b)	57,380	188,781
		707,669
REAL ESTATE — 7.3%
CBRE Group, Inc., Class A (a)	9,248	441,476

INDUSTRIALS — 7.2%
CAPITAL GOODS — 4.2%
General Electric Co.	18,268	248,627

TRANSPORTATION — 3.0%
American Airlines Group, Inc.	4,800	182,208
		430,835
HEALTH CARE — 3.4%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 3.4%
Regeneron Pharmaceuticals, Inc. (a)	600	206,994
TOTAL COMMON STOCKS — 95.7% (Cost $3,894,470)		5,772,451

	Par Value
SHORT-TERM INVESTMENTS— 4.2%

GOVERNMENT AND AGENCY SECURITIES — 3.3%
Federal National Mortgage Association, 1.78%, due 07/02/18 (c) (Cost $199,990)	$200,000	199,990
REPURCHASE AGREEMENT — 0.9%
Fixed Income Clearing Corp. Repurchase Agreement, 1.10% dated 06/29/18 due 07/02/18, repurchase price $55,947, collateralized by a Federal National Mortgage Association, 1.500% due 06/22/20 and a United States Treasury Note, 1.375% due 05/31/20, aggregate value plus accrued interest of $57,061 (Cost: $55,942)	55,942	55,942
TOTAL SHORT-TERM INVESTMENTS — 4.2% (Cost $255,932)		255,932
TOTAL INVESTMENTS — 99.9% (Cost $4,150,402)		6,028,383
Other Assets In Excess of Liabilities — 0.1%		6,522
TOTAL NET ASSETS — 100.0%		$6,034,905

(a)              Non-income producing security

(b)              See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)               The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

WRITTEN OPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received by Fund	Unrealized Gain/(Loss)
PUTS
Charter Communications, Inc., Class A	Pershing LLC	$285.00	7/18/2018	4,000	$(117,284)	$(1,780)	$3,992	$2,212

SCHEDULE OF TRANSACTIONS WITH AFFILIATED ISSUERS

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry for the below affiliate can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2017	Value June 30, 2018	Percent of Net Assets
Weatherford International PLC	57,380	$132,101	$100,443	$(40,443)	$(25,633)	$0	$229,883	$188,781	3.1%
TOTAL	57,380	$132,101	$100,443	$(40,443)	$(25,633)	$0	$229,883	$188,781	3.1%

Oakmark Equity and Income Fund	June 30, 2018 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 62.0%

CONSUMER DISCRETIONARY — 12.5%
AUTOMOBILES & COMPONENTS — 8.0%
General Motors Co.	20,307	$800,111
Lear Corp.	1,400	260,103
BorgWarner, Inc.	4,282	184,807
		1,245,021
MEDIA — 1.9%
Charter Communications, Inc., Class A (a)	749	219,703
Comcast Corp., Class A	2,120	69,557
		289,260
RETAILING — 1.7%
Foot Locker, Inc.	4,066	214,096
Qurate Retail, Inc. (a)	2,327	49,389
		263,485
CONSUMER DURABLES & APPAREL — 0.5%
Carter’s, Inc.	664	72,004

CONSUMER SERVICES — 0.4%
MGM Resorts International	2,351	68,256
		1,938,026
FINANCIALS — 12.2%
BANKS — 7.2%
Bank of America Corp.	25,084	707,104
Citigroup, Inc.	5,165	345,635
Wells Fargo & Co.	1,203	66,716
		1,119,455
DIVERSIFIED FINANCIALS — 3.7%
Ally Financial, Inc.	9,973	261,978
The Bank of New York Mellon Corp.	3,030	163,389
State Street Corp.	1,551	144,401
		569,768
INSURANCE — 1.3%
American International Group, Inc.	3,646	193,295
		1,882,518
INFORMATION TECHNOLOGY — 12.1%
SOFTWARE & SERVICES — 7.4%
MasterCard, Inc., Class A	2,502	491,771
Oracle Corp.	6,705	295,427
Alphabet, Inc., Class C (a)	263	293,193
CoreLogic, Inc. (a)	1,293	67,107
		1,147,498
TECHNOLOGY HARDWARE & EQUIPMENT — 4.4%
TE Connectivity, Ltd.	6,483	583,868
CommScope Holding Co., Inc. (a)	3,280	95,798
		679,666
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Qorvo, Inc. (a)	609	48,856
		1,876,020
CONSUMER STAPLES — 6.9%
FOOD, BEVERAGE & TOBACCO — 6.9%
Nestlé SA (b)	5,623	435,389
Philip Morris International, Inc.	3,956	319,432
Diageo PLC (b)	2,198	316,548
		1,071,369
HEALTH CARE — 6.8%
HEALTH CARE EQUIPMENT & SERVICES — 6.2%
UnitedHealth Group, Inc.	1,506	369,590
CVS Health Corp.	4,911	316,045
HCA Healthcare, Inc.	2,186	224,253
LivaNova PLC (a)	567	56,576
		966,464
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.6%
Regeneron Pharmaceuticals, Inc. (a)	271	93,527
		1,059,991
INDUSTRIALS — 4.9%
CAPITAL GOODS — 4.2%
Dover Corp.	3,545	259,457
Johnson Controls International plc	5,047	168,809
Arconic, Inc.	7,096	120,701
Carlisle Cos., Inc.	560	60,632
WESCO International, Inc. (a)	682	38,919
		648,518
TRANSPORTATION — 0.7%
American Airlines Group, Inc.	2,907	110,335
		758,853
ENERGY — 4.6%
National Oilwell Varco, Inc.	7,573	328,677
PDC Energy, Inc. (a)	1,900	114,879
Anadarko Petroleum Corp.	1,417	103,773
Baker Hughes a GE Co.	2,682	88,570
Apergy Corp. (a)	1,772	73,992
		709,891
MATERIALS — 1.1%
Glencore PLC	35,440	168,262

REAL ESTATE — 0.9%
The Howard Hughes Corp. (a)	555	73,479
Gaming and Leisure Properties, Inc. REIT	1,833	65,607
		139,086
TOTAL COMMON STOCKS — 62.0% (Cost $5,659,761)		9,604,016

	Shares	Value
PREFERRED STOCKS— 0.1%

FINANCIALS — 0.1%
GMAC Capital Trust I (c), 8.13% (3 mo. USD LIBOR + 5.785%),	498	$13,084
TOTAL PREFERRED STOCKS — 0.1% (Cost $13,007)		13,084

	Par Value
FIXED INCOME— 28.1%

CORPORATE BONDS — 14.5%
CONSUMER DISCRETIONARY — 3.8%
Adient Global Holdings, Ltd., 144A
4.875%, due 08/15/26 (d)	$7,000	6,282
Amazon.com, Inc.
3.15%, due 08/22/27	9,950	9,529
Booking Holdings, Inc.
3.60%, due 06/01/26	14,730	14,334
3.55%, due 03/15/28	9,950	9,471
2.75%, due 03/15/23	6,965	6,720
BorgWarner, Inc.
4.625%, due 09/15/20	10,810	11,082
Boyd Gaming Corp, 144A
6.00%, due 08/15/26 (d)	4,975	4,925
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, due 10/15/25 (d)	25,870	24,479
CCO Holdings LLC / CCO Holdings Capital Corp., 144A
5.125%, due 05/01/27 (d)	250	234
Charter Communications Operating LLC / Charter Communications Operating Capital
3.579%, due 07/23/20	29,148	29,111
4.20%, due 03/15/28	9,950	9,315
4.50%, due 02/01/24	2,985	2,982
Dana, Inc.
6.00%, due 09/15/23	3,925	4,053
Delphi Technologies PLC, 144A
5.00%, due 10/01/25 (d)	1,000	954
Dollar Tree, Inc.
3.055% (3 mo. USD LIBOR + 0.70%), due 04/17/20 (c)	6,965	6,979
EMI Music Publishing Group North America Holdings, Inc., 144A
7.625%, due 06/15/24 (d)	4,910	5,313
Expedia Group, Inc.
5.00%, due 02/15/26	28,360	28,887
Foot Locker, Inc.
8.50%, due 01/15/22	4,340	4,958
General Motors Co.
4.875%, due 10/02/23	41,400	42,561
3.50%, due 10/02/18	29,525	29,581
General Motors Financial Co., Inc.
3.50%, due 07/10/19	4,975	5,000
3.10%, due 01/15/19	4,915	4,920
International Game Technology PLC, 144A
6.50%, due 02/15/25 (d)	19,600	20,237
6.25%, due 02/15/22 (d)	14,800	15,170
5.625%, due 02/15/20 (d)	9,800	9,922
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A
5.00%, due 06/01/24 (d)	1,000	987
5.25%, due 06/01/26 (d)	1,000	985
Lear Corp.
5.25%, due 01/15/25	11,060	11,375
5.375%, due 03/15/24	10,512	10,904
Lithia Motors, Inc., 144A
5.25%, due 08/01/25 (d)	1,990	1,940
Live Nation Entertainment, Inc., 144A
4.875%, due 11/01/24 (d)	14,935	14,450
5.625%, due 03/15/26 (d)	4,975	4,938
5.375%, due 06/15/22 (d)	2,000	2,035
Marriott International, Inc.
4.00%, due 04/15/28	4,975	4,858
Mattel Inc., 144A
6.75%, due 12/31/25 (d)	4,980	4,849
MGM Resorts International
8.625%, due 02/01/19	3,532	3,620
Netflix, Inc.
5.875%, due 02/15/25	11,940	12,248
Netflix, Inc., 144A
4.875%, due 04/15/28 (d)	31,840	30,349
5.875%, due 11/15/28 (d)	6,965	7,033
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, due 05/01/22	30,425	30,203
6.25%, due 07/15/19	2,950	3,043
Penn National Gaming, Inc., 144A
5.625%, due 01/15/27 (d)	9,950	9,378
Penske Automotive Group, Inc.
5.50%, due 05/15/26	11,343	11,116
5.375%, due 12/01/24	3,580	3,517
Scientific Games International, Inc.
10.00%, due 12/01/22	19,665	20,982
Station Casinos LLC, 144A
5.00%, due 10/01/25 (d)	1,990	1,871
Tapestry, Inc.
3.00%, due 07/15/22	12,145	11,753
4.125%, due 07/15/27	4,975	4,744
Tempur Sealy International, Inc.
5.50%, due 06/15/26	1,965	1,901
The Gap, Inc.
5.95%, due 04/12/21	1,965	2,058
The William Carter Co.
5.25%, due 08/15/21	36,132	36,584
Tribune Media Co.
5.875%, due 07/15/22	1,000	1,009
Under Armour, Inc.
3.25%, due 06/15/26	12,565	11,276
Wolverine World Wide, Inc., 144A
5.00%, due 09/01/26 (d)	12,140	11,533
Yum! Brands, Inc.
3.875%, due 11/01/23	6,329	6,044
		584,582
FINANCIALS — 3.7%
Aflac, Inc.
2.875%, due 10/15/26	980	920

	Par Value	Value
FIXED INCOME — 28.1% (cont.)

CORPORATE BONDS — 14.5% (cont.)
FINANCIALS — 3.7% (cont.)
Ally Financial, Inc.
3.75%, due 11/18/19	$9,940	$9,928
4.75%, due 09/10/18	4,743	4,752
American Express Credit Corp.
1.875%, due 11/05/18	4,915	4,904
2.60%, due 09/14/20	2,945	2,908
American International Group, Inc.
3.30%, due 03/01/21	14,665	14,655
Aon Corp.
5.00%, due 09/30/20	14,745	15,258
Bank of America Corp.
2.151%, due 11/09/20	6,970	6,809
4.45%, due 03/03/26	5,000	5,012
Capital One Bank USA NA
2.15%, due 11/21/18	3,768	3,761
Capital One NA
1.85%, due 09/13/19	39,255	38,701
2.35%, due 08/17/18	5,000	4,998
Citigroup, Inc.
2.45%, due 01/10/20	19,910	19,686
3.40%, due 05/01/26	15,000	14,214
4.05%, due 07/30/22	13,338	13,410
2.05%, due 12/07/18	2,098	2,094
CNO Financial Group, Inc.
4.50%, due 05/30/20	9,830	9,818
5.25%, due 05/30/25	5,895	5,851
Credit Suisse Group AG, 144A
7.50%(USD 5 Year Swap rate + 4.598%) (c) (d) (e)	30,000	30,975
6.25%(USD 5 Year Swap rate + 3.455%) (c) (d) (e)	7,000	6,843
Credit Suisse Group Funding Guernsey, Ltd.
3.125%, due 12/10/20	25,000	24,819
3.80%, due 06/09/23	14,750	14,559
E*TRADE Financial Corp.
2.95%, due 08/24/22	6,965	6,747
3.80%, due 08/24/27	4,975	4,762
JPMorgan Chase & Co.
2.972%, due 01/15/23	29,765	28,990
3.514%(3 mo. USD LIBOR + 0.61%), due 06/18/22 (c)	24,870	24,889
3.589%(3 mo. USD LIBOR + 1.230%), due 10/24/23 (c)	19,910	20,269
Moody’s Corp.
2.625%, due 01/15/23	12,201	11,688
4.50%, due 09/01/22	9,820	10,148
5.50%, due 09/01/20	3,780	3,959
MSCI, Inc., 144A
5.25%, due 11/15/24 (d)	24,830	25,078
5.375%, due 05/15/27 (d)	6,965	6,965
4.75%, due 08/01/26 (d)	5,925	5,732
5.75%, due 08/15/25 (d)	2,950	3,039
Principal Life Global Funding II, 144A
2.15%, due 01/10/20 (d)	19,910	19,639
2.375%, due 11/21/21 (d)	6,970	6,745
Reinsurance Group of America, Inc.
3.95%, due 09/15/26	4,905	4,806
S&P Global, Inc.
4.00%, due 06/15/25	17,150	17,219
2.95%, due 01/22/27	9,810	9,087
4.40%, due 02/15/26	1,970	2,020
3.30%, due 08/14/20	1,970	1,972
The Bear Stearns Cos. LLC	8,205	8,205
4.65%, due 07/02/18
The Charles Schwab Corp.	19,895	19,975
3.25%, due 05/21/21
The Goldman Sachs Group, Inc.
2.35%, due 11/15/21	14,616	14,056
2.30%, due 12/13/19	6,970	6,897
3.20%, due 02/23/23	7,000	6,821
4.109%(3 mo. USD LIBOR + 1.750%), due 10/28/27 (c)	2,975	3,034
2.625%, due 04/25/21	2,000	1,956
2.875%, due 02/25/21	1,000	987
2.55%, due 10/23/19	980	974
Voya Financial, Inc.
3.65%, due 06/15/26	1,960	1,854
Wells Fargo & Co.
3.069%, due 01/24/23	14,930	14,519
3.589%(3 mo. USD LIBOR + 1.230%), due 10/31/23 (c)	8,603	8,777
Wells Fargo Bank NA
1.80%, due 11/28/18	9,900	9,868
2.15%, due 12/06/19	9,900	9,792
		576,344
INFORMATION TECHNOLOGY — 1.8%
Activision Blizzard, Inc., 144A
6.125%, due 09/15/23 (d)	70,853	73,412
Avnet, Inc.
4.875%, due 12/01/22	8,275	8,487
3.75%, due 12/01/21	4,710	4,693
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, due 01/15/22	14,930	14,522
2.375%, due 01/15/20	9,955	9,825
3.625%, due 01/15/24	9,955	9,636
3.50%, due 01/15/28	4,975	4,530
CDW LLC / CDW Finance Corp.
5.00%, due 09/01/25	9,955	9,781
5.00%, due 09/01/23	6,965	6,971
CommScope Technologies LLC, 144A
5.00%, due 03/15/27 (d)	14,438	13,590
CommScope, Inc., 144A
5.50%, due 06/15/24 (d)	2,985	3,000
5.00%, due 06/15/21 (d)	995	995
Dell International LLC / EMC Corp., 144A
5.45%, due 06/15/23 (d)	14,725	15,412

	Par Value	Value
FIXED INCOME — 28.1% (cont.)

CORPORATE BONDS — 14.5% (cont.)
INFORMATION TECHNOLOGY — 1.8% (cont.)
4.42%, due 06/15/21 (d)	$2,940	$2,983
Electronic Arts, Inc.
4.80%, due 03/01/26	19,655	20,614
3.70%, due 03/01/21	14,740	14,878
Itron Inc., 144A
5.00%, due 01/15/26 (d)	11,035	10,480
Lam Research Corp.
2.75%, due 03/15/20	19,660	19,545
2.80%, due 06/15/21	4,910	4,826
Motorola Solutions, Inc.
3.75%, due 05/15/22	9,950	9,918
4.60%, due 02/23/28	2,985	2,969
Symantec Corp., 144A	1,000	969
5.00%, due 04/15/25 (d)
Tyco Electronics Group SA
3.70%, due 02/15/26	9,830	9,647
2.35%, due 08/01/19	1,812	1,803
		273,486
HEALTH CARE — 1.8%
Abbott Laboratories
2.90%, due 11/30/21	16,625	16,364
2.35%, due 11/22/19	2,597	2,582
Becton Dickinson and Co.
2.675%, due 12/15/19	12,811	12,715
2.133%, due 06/06/19	11,828	11,770
3.30%, due 03/01/23	11,204	10,924
3.211%(3 mo. USD LIBOR + 0.875%), due 12/29/20 (c)	9,950	9,966
2.894%, due 06/06/22	2,985	2,887
3.363%, due 06/06/24	2,985	2,867
Centene Corp.
4.75%, due 05/15/22	20,084	20,210
CVS Health Corp.
4.00%, due 12/05/23	18,198	18,274
5.00%, due 12/01/24	6,880	7,161
4.75%, due 12/01/22	6,880	7,137
2.25%, due 08/12/19	2,884	2,860
Edwards Lifesciences Corp.	6,965	6,954
4.30%, due 06/15/28
Express Scripts Holding Co.	4,915	4,897
3.30%, due 02/25/21
HCA, Inc.
6.50%, due 02/15/20	9,895	10,272
5.00%, due 03/15/24	7,465	7,465
3.75%, due 03/15/19	3,965	3,980
4.25%, due 10/15/19	1,990	2,005
IQVIA, Inc., 144A
5.00%, due 10/15/26 (d)	7,800	7,595
Johnson & Johnson
2.90%, due 01/15/28	14,925	14,245
McKesson Corp.
3.95%, due 02/16/28	2,985	2,886
Quest Diagnostics, Inc.
4.70%, due 04/01/21	5,128	5,296
St Jude Medical LLC
2.00%, due 09/15/18	13,485	13,450
Thermo Fisher Scientific, Inc.
3.00%, due 04/15/23	1,970	1,915
Universal Health Services, Inc., 144A
4.75%, due 08/01/22 (d)	32,695	32,899
5.00%, due 06/01/26 (d)	12,805	12,469
3.75%, due 08/01/19 (d)	6,970	6,970
Zimmer Biomet Holdings, Inc.
3.076%(3 mo. USD LIBOR + 0.750%), due 03/19/21 (c)	4,975	4,983
3.15%, due 04/01/22	3,810	3,740
3.70%, due 03/19/23	2,985	2,964
		270,702
REAL ESTATE — 1.1%
CBRE Services, Inc.
5.25%, due 03/15/25	24,930	26,239
4.875%, due 03/01/26	19,665	20,349
GLP Capital, LP / GLP Financing II, Inc. REIT
4.375%, due 11/01/18	39,180	39,211
4.875%, due 11/01/20	14,975	15,143
5.375%, due 11/01/23	12,000	12,255
5.75%, due 06/01/28	4,975	5,012
5.25%, due 06/01/25	4,975	4,975
5.375%, due 04/15/26	3,925	3,886
4.375%, due 04/15/21	1,965	1,965
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. REIT
5.625%, due 05/01/24	2,945	2,982
Omega Healthcare Investors, Inc. REIT
4.375%, due 08/01/23	15,046	14,938
5.25%, due 01/15/26	9,835	9,919
The Howard Hughes Corp., 144A
5.375%, due 03/15/25 (d)	11,945	11,721
Ventas Realty, LP REIT
3.125%, due 06/15/23	2,490	2,412
3.50%, due 02/01/25	1,000	958
		171,965
INDUSTRIALS — 0.9%
Bacardi, Ltd., 144A
4.45%, due 05/15/25 (d)	14,900	14,849
BAT Capital Corp., 144A
2.297%, due 08/14/20 (d)	19,900	19,447
3.557%, due 08/15/27 (d)	6,965	6,480
CH Robinson Worldwide, Inc.	2,985	2,932
4.20%, due 04/15/28
Delta Air Lines, Inc.
3.40%, due 04/19/21	11,590	11,538
3.80%, due 04/19/23	1,990	1,966
Hilton Domestic Operating Co., Inc., 144A	14,925	14,664
5.125%, due 05/01/26 (d)
IHS Markit, Ltd., 144A	100	99
4.75%, due 02/15/25 (d)

	Par Value	Value
FIXED INCOME — 28.1% (cont.)

CORPORATE BONDS — 14.5% (cont.)
INDUSTRIALS — 0.9% (cont.)
Southwest Airlines Co.
2.65%, due 11/05/20	$12,148	$11,984
Stanley Black & Decker, Inc.
2.451%, due 11/17/18	6,875	6,866
Union Pacific Corp.
3.75%, due 07/15/25	9,950	9,942
3.20%, due 06/08/21	6,965	6,986
3.50%, due 06/08/23	6,965	6,970
USG Corp., 144A
4.875%, due 06/01/27 (d)	6,965	7,122
Welbilt, Inc.
9.50%, due 02/15/24	4,915	5,413
WESCO Distribution, Inc.
5.375%, due 06/15/24	13,675	13,436
5.375%, due 12/15/21	5,305	5,404
		146,098
CONSUMER STAPLES — 0.7%
Diageo Capital PLC
3.875%, due 05/18/28	5,000	5,042
3.00%, due 05/18/20	5,000	5,007
3.50%, due 09/18/23	4,800	4,816
General Mills, Inc.
4.00%, due 04/17/25	1,990	1,960
Kraft Heinz Foods Co, 144A
4.875%, due 02/15/25 (d)	6,260	6,382
Kraft Heinz Foods Co.
2.00%, due 07/02/18	34,173	34,173
Mead Johnson Nutrition Co.
4.125%, due 11/15/25	13,955	14,217
3.00%, due 11/15/20	6,885	6,851
Mondelez International Holdings Netherlands BV, 144A
2.00%, due 10/28/21 (d)	8,585	8,191
1.625%, due 10/28/19 (d)	7,764	7,630
Post Holdings, Inc., 144A
5.00%, due 08/15/26 (d)	2,000	1,865
5.50%, due 03/01/25 (d)	500	488
5.75%, due 03/01/27 (d)	500	485
Smithfield Foods, Inc., 144A
2.70%, due 01/31/20 (d)	6,420	6,328
3.35%, due 02/01/22 (d)	4,975	4,804
2.65%, due 10/03/21 (d)	3,980	3,792
4.25%, due 02/01/27 (d)	995	957
		112,988
ENERGY — 0.4%
Apergy Corp., 144A
6.375%, due 05/01/26 (d)	4,975	5,056
Cameron International Corp.
6.375%, due 07/15/18	2,375	2,378
Cenovus Energy, Inc.
5.70%, due 10/15/19	9,470	9,712
Oceaneering International, Inc.
4.65%, due 11/15/24	5,895	5,631
Schlumberger Holdings Corp., 144A
2.35%, due 12/21/18 (d)	14,740	14,711
4.00%, due 12/21/25 (d)	9,830	9,797
Weatherford International LLC, 144A
9.875%, due 03/01/25 (d)	9,950	10,000
		57,285
TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc.
5.00%, due 03/01/21	16,710	17,323
Zayo Group LLC / Zayo Capital, Inc.
6.00%, due 04/01/23	14,745	15,003
		32,326
MATERIALS — 0.1%
Glencore Funding LLC, 144A
3.00%, due 10/27/22 (d)	9,950	9,536
3.875%, due 10/27/27 (d)	9,950	9,195
		18,731
COMMUNICATIONS — 0.0% (f)
Discovery Communications LLC, 144A
2.80%, due 06/15/20 (d)	3,930	3,882
Total Corporate Bonds (Cost $2,260,345)		2,248,389

GOVERNMENT AND AGENCY SECURITIES — 13.5%
U.S. GOVERNMENT NOTES — 13.2%
United States Treasury Bonds (TIPS)
1.25%, due 07/15/20	482,226	490,070
1.375%, due 07/15/18	436,220	436,811
2.125%, due 01/15/19	232,639	234,411
United States Treasury Notes
1.00%, due 09/15/18	199,000	198,618
1.625%, due 04/30/19	199,000	197,857
1.375%, due 12/15/19	99,500	97,941
1.25%, due 11/30/18	73,725	73,472
2.00%, due 11/30/22	74,625	72,427
1.75%, due 03/31/22	74,645	72,172
1.875%, due 11/30/21	49,785	48,519
2.125%, due 12/31/22	49,745	48,496
1.50%, due 11/30/19	24,875	24,540
2.125%, due 01/31/21	24,570	24,277
1.75%, due 10/31/20	24,570	24,110
		2,043,721
U.S. GOVERNMENT AGENCIES — 0.3%
Federal National Mortgage Association,
1.25%, due 09/27/18	24,680	24,636
Federal Farm Credit Banks,
1.68%, due 08/16/21	17,165	16,586
		41,222
Total Government and Agency Securities (Cost $2,087,691)		2,084,943

	Par Value	Value
FIXED INCOME — 28.1% (cont.)

CONVERTIBLE BOND — 0.1%
Chesapeake Energy Corp.,
5.50%, due 09/15/26 (Cost $14,492)	$14,915	$15,158
TOTAL FIXED INCOME — 28.1% (Cost $4,362,528)		4,348,490

SHORT-TERM INVESTMENTS— 9.7%

COMMERCIAL PAPER — 7.4%
General Mills, Inc., 144A,
2.13% - 2.29%, due 07/02/18 - 07/24/18 (d) (g)	333,490	333,227
Walgreens Boots,
2.23% - 2.65%, due 07/02/18 - 08/08/18 (g)	147,900	147,723
Schlumberger Holdings Corp., 144A,
2.29% - 2.55%, due 07/19/18 - 08/27/18 (d) (g)	123,550	123,284
Campbell Soup Co., 144A,
2.25% - 2.5%, due 07/03/18 - 08/31/18 (d) (g)	109,750	109,585
MetLife Short Term Funding LLC, 144A,
2.03% - 2.14%, due 07/09/18 - 08/07/18 (d) (g)	95,000	94,867
Kellogg Co., 144A,
2.18% - 2.25%, due 07/02/18 - 07/06/18 (d) (g)	86,124	86,107
Abbvie, Inc., 144A,
2.23%, due 07/10/18 - 07/11/18 (d) (g)	74,750	74,708
Toyota Motor Credit Corp.,
2.05% - 2.07%, due 08/03/18 - 08/08/18 (g)	74,620	74,474
John Deere Capital Co., 144A,
2.03%, due 07/20/18 - 07/26/18 (d) (g)	67,470	67,385
Anthem, Inc., 144A,
2.29% - 2.34%, due 07/18/18 - 07/20/18 (d) (g)	29,850	29,815
Total Commercial Paper (Cost $1,141,185)		1,141,175

GOVERNMENT AND AGENCY SECURITIES — 1.5%
Federal National Mortgage Association, 1.78%, due 07/02/18 (g) (Cost $224,989)	225,000	224,989

REPURCHASE AGREEMENT — 0.6%
Fixed Income Clearing Corp. Repurchase Agreement, 1.10% dated 06/29/18 due 07/02/18, repurchase price $95,051, collateralized by a Federal Home Loan Mortgage Corp., 2.500%, due 04/23/20 and a United States Treasury Note, 1.375%, due 03/31/20, aggregate value plus accrued interest of $96,948 (Cost: $95,043)	95,043	95,043
CORPORATE BONDS — 0.2%
CONSUMER DISCRETIONARY — 0.1%
Expedia, Inc.,
7.456%, due 08/15/18	14,752	14,853
HEALTH CARE — 0.1%
CVS Health Corp.,
1.90%, due 07/20/18	21,990	21,985
Total Corporate Bonds (Cost $36,838)		36,838
TOTAL SHORT-TERM INVESTMENTS — 9.7% (Cost $1,498,055)		1,498,045
TOTAL INVESTMENTS — 99.9% (Cost $11,533,351)		15,463,635
Foreign Currencies — 0.0%(f)		0	(h)
Other Assets In Excess of Liabilities — 0.1%		16,014
NET ASSETS — 100.0%		$15,479,649

Securities of aggregate value of $168,262 were valued at a fair value in accordance with procedures established by the Board of Trustees (in thousands).

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Floating Rate Note. Rate shown is as of June 30, 2018.
(d)	See Note 1 in the Notes to Schedules of Investments regarding restricted securities. These securities may be resold subject to restrictions on resale under federal securities law.
(e)	Security is perpetual and has no stated maturity date.
(f)	Amount rounds to less than 0.1%.
(g)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(h)	Amount rounds to less than $1,000.

Abbreviations:

REIT: Real Estate Investment Trust

OAKMARK GLOBAL FUND

Global Diversification —June 30, 2018 (Unaudited)

		% of Equity Investments
North America		47.9%
	United States	47.9%
Europe		37.3%
	United Kingdom	15.6%
*	Germany	11.5%
	Switzerland	10.2%
Asia		6.1%
	Japan	4.2%
	India	1.0%
	China	0.9%
Africa		3.2%
	South Africa	3.2%
Australasia		3.0%
	Australia	3.0%
Latin America		2.5%
	Mexico	2.5%

*       Euro currency countries comprise 11.5% of equity investments.

Oakmark Global Fund	June 30, 2018 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 97.5%

CONSUMER DISCRETIONARY — 28.7%
MEDIA — 14.0%
Naspers, Ltd. (South Africa)	298	$75,073
The Interpublic Group of Cos., Inc. (United States)	2,549	59,748
Grupo Televisa SAB (Mexico) (a)	2,999	56,838
Liberty Global PLC, Class C (United Kingdom) (b)	1,705	45,375
Liberty Global PLC, Class A (United Kingdom) (b)	1,026	28,253
Live Nation Entertainment, Inc. (United States) (b)	558	27,118
Liberty Broadband Corp., Class C (United States) (b)	300	22,716
Charter Communications, Inc., Class A (United States) (b)	67	19,616
		334,737
AUTOMOBILES & COMPONENTS — 11.1%
Daimler AG (Germany)	1,628	104,304
General Motors Co. (United States)	2,515	99,099
Toyota Motor Corp. (Japan)	934	60,401
		263,804
CONSUMER DURABLES & APPAREL — 2.3%
Cie Financiere Richemont SA (Switzerland)	398	33,611
Under Armour, Inc., Class C (United States) (b)	1,023	21,571
		55,182
RETAILING — 1.3%
CarMax, Inc. (United States) (b)	431	31,436
		685,159
FINANCIALS — 23.6%
BANKS — 13.5%
Lloyds Banking Group PLC (United Kingdom)	125,689	104,286
Bank of America Corp. (United States)	3,553	100,153
Citigroup, Inc. (United States)	1,406	94,076
Axis Bank, Ltd. (India)	3,257	24,319
		322,834
DIVERSIFIED FINANCIALS — 6.1%
Credit Suisse Group AG (Switzerland)	5,593	83,637
Julius Baer Group, Ltd. (Switzerland)	1,057	61,899
		145,536
INSURANCE — 4.0%
Allianz SE (Germany)	464	95,614
		563,984
INFORMATION TECHNOLOGY — 19.1%
SOFTWARE & SERVICES — 13.4%
Alphabet, Inc., Class C (United States) (b)	103	114,649
MasterCard, Inc., Class A (United States)	502	98,732
Oracle Corp. (United States)	1,327	58,463
CoreLogic, Inc. (United States) (b)	524	27,185
Baidu, Inc. (China) (a) (b)	86	20,808
		319,837
TECHNOLOGY HARDWARE & EQUIPMENT — 5.7%
TE Connectivity, Ltd. (United States)	1,093	98,417
Hirose Electric Co., Ltd. (Japan)	293	36,225
		134,642
		454,479
INDUSTRIALS — 12.9%
CAPITAL GOODS — 12.4%
CNH Industrial N.V. (United Kingdom)	7,792	82,312
Travis Perkins PLC (United Kingdom)	3,876	72,635
USG Corp. (United States) (b)	1,085	46,795
Arconic, Inc. (United States)	2,301	39,132
Johnson Controls International plc (United States)	1,159	38,759
MTU Aero Engines AG (Germany)	84	16,070
		295,703
TRANSPORTATION — 0.5%
Southwest Airlines Co. (United States)	255	12,995
		308,698
MATERIALS — 5.4%
Incitec Pivot, Ltd. (Australia)	26,378	70,772
LafargeHolcim, Ltd. (Switzerland)	1,167	56,764
		127,536
HEALTH CARE — 4.4%
HEALTH CARE EQUIPMENT & SERVICES — 2.3%
Tenet Healthcare Corp. (United States) (b)	1,628	54,642
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.1%
Bayer AG (Germany)	468	51,352
		105,994
ENERGY — 2.1%
National Oilwell Varco, Inc. (United States)	1,142	49,541

CONSUMER STAPLES — 1.3%
FOOD, BEVERAGE & TOBACCO — 0.9%
Diageo PLC (United Kingdom)	603	21,678
HOUSEHOLD & PERSONAL PRODUCTS — 0.4%
Reckitt Benckiser Group PLC (United Kingdom)	102	8,414
		30,092
TOTAL COMMON STOCKS — 97.5%
(Cost $1,785,383)		2,325,483

	Par Value	Value
SHORT-TERM INVESTMENT— 2.3%

REPURCHASE AGREEMENT — 2.3%
Fixed Income Clearing Corp. Repurchase Agreement, 1.10% dated 06/29/18 due 07/02/18, repurchase price $55,185, collateralized by a Federal Home Loan Mortgage Corp., 2.500% due 04/23/20, and a United States Treasury Note, 1.375 due 05/31/20, aggregate value plus accrued interest of $56,288 (Cost: $55,179)	$55,179	$55,179
TOTAL SHORT-TERM INVESTMENTS — 2.3%
(Cost $55,179)		55,179
TOTAL INVESTMENTS — 99.8%
(Cost $1,840,562)		2,380,662
Foreign Currencies (Cost $0) — 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities — 0.2%		4,907
TOTAL NET ASSETS — 100.0%		$2,385,569

Securities of aggregate value of $1,059,366 were valued at a fair value in accordance with procedures established by the Board of Trustees (in thousands).

(a)	Sponsored American Depositary Receipt
(b)	Non-income producing security
(c)	Amount rounds to less than 0.1%.
(d)	Amount rounds to less than $1,000.

FORWARD FOREIGN CURRENCY CONTRACT

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 6/30/18	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	59,915	$63,782	09/19/18	$60,927	$2,855
				$60,927	$2,855

OAKMARK GLOBAL SELECT FUND

Global Diversification —June 30, 2018 (Unaudited)

		% of Equity Investments
North America		53.6%
	United States	53.6%
Europe		46.4%
	United Kingdom	23.4%
	Switzerland	16.4%
*	Germany	6.6%

*      Euro currency countries comprise 6.6% of equity investments.

Oakmark Global Select Fund	June 30, 2018 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 96.7%

FINANCIALS — 32.0%
BANKS — 17.7%
Lloyds Banking Group PLC (United Kingdom)	238,053	$197,517
Bank of America Corp. (United States)	5,237	147,631
Citigroup, Inc. (United States)	2,036	136,249
		481,397
INSURANCE — 9.2%
Willis Towers Watson PLC (United States)	831	125,934
American International Group, Inc. (United States)	2,347	124,438
		250,372
DIVERSIFIED FINANCIALS — 5.1%
Credit Suisse Group AG (Switzerland)	9,308	139,183
		870,952
INFORMATION TECHNOLOGY — 18.3%
SOFTWARE & SERVICES — 12.8%
MasterCard, Inc., Class A (United States)	822	161,480
Alphabet, Inc., Class C (United States) (a)	142	158,841
Alphabet, Inc., Class A (United States) (a)	24	27,128
		347,449
TECHNOLOGY HARDWARE & EQUIPMENT — 5.5%
TE Connectivity, Ltd. (United States)	1,654	148,950
		496,399
CONSUMER DISCRETIONARY — 17.4%
MEDIA — 7.9%
Charter Communications, Inc., Class A (United States) (a)	450	131,945
WPP PLC (United Kingdom)	5,359	84,196
		216,141
AUTOMOBILES & COMPONENTS — 6.4%
Daimler AG (Germany)	2,700	172,954

CONSUMER DURABLES & APPAREL — 3.1%
Cie Financiere Richemont SA (Switzerland)	985	83,226
		472,321
INDUSTRIALS — 14.3%
CAPITAL GOODS — 11.2%
CNH Industrial N.V. (United Kingdom)	16,624	175,602
General Electric Co. (United States)	9,500	129,295
		304,897
TRANSPORTATION — 3.1%
Kuehne + Nagel International AG (Switzerland)	565	84,804
		389,701
CONSUMER STAPLES — 5.8%
HOUSEHOLD & PERSONAL PRODUCTS — 3.5%
Reckitt Benckiser Group PLC (United Kingdom)	1,167	95,870
FOOD, BEVERAGE & TOBACCO — 2.3%
Diageo PLC (United Kingdom)	1,715	61,624
		157,494
MATERIALS — 4.6%
LafargeHolcim, Ltd. (Switzerland)	2,588	125,828
ENERGY — 4.3%
Apache Corp. (United States)	2,515	117,576
TOTAL COMMON STOCKS — 96.7% (Cost $2,274,029)		2,630,271

	Par Value
SHORT-TERM INVESTMENTS— 2.7%

REPURCHASE AGREEMENT — 1.8%
Fixed Income Clearing Corp. Repurchase Agreement, 1.10% dated 06/29/18 due 07/02/18, repurchase price $49,705, collateralized by United States Treasury Notes, 1.375% - 8.500% due 02/15/20 - 03/31/20, aggregate value plus accrued interest of $50,700 (Cost: $49,700)	$49,700	49,700

GOVERNMENT AND AGENCY SECURITIES — 0.9%
Federal National Mortgage Association, 1.78%, due 07/02/18 (b) (Cost $24,999)	25,000	24,999
TOTAL SHORT-TERM INVESTMENTS — 2.7% (Cost $74,699)		74,699
TOTAL INVESTMENTS — 99.4% (Cost $2,348,728)		2,704,970
Foreign Currencies (Cost $0) — 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities — 0.6%		15,378
TOTAL NET ASSETS — 100.0%		$2,720,348

Securities of aggregate value of $1,220,804 were valued at a fair value in accordance with procedures established by the Board of Trustees (in thousands).

(a)         Non-income producing security

(b)         The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(c)          Amount rounds to less than 0.1%.

(d)         Amount rounds to less than $1,000.

FORWARD FOREIGN CURRENCY CONTRACTS

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 6/30/18	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	92,381	$98,344	09/19/18	$93,941	$4,403
				$93,941	$4,403

OAKMARK INTERNATIONAL FUND

Global Diversification —June 30, 2018 (Unaudited)

			% of Equity Investments
Europe			81.4%
		United Kingdom	22.2%
	*	Germany	18.0%
		Switzerland	14.0%
	*	France	12.8%
		Sweden	5.7%
	*	Italy	4.1%
	*	Netherlands	3.9%
	*	Ireland	0.7%
Asia			9.5%
		Japan	4.4%
		India	1.5%
		Indonesia	1.3%
		Taiwan	1.3%
		China	0.8%
		South Korea	0.2%
Africa			2.9%
		South Africa	2.9%
North America			2.9%
		United States	2.1%
		Canada	0.8%
Australasia			2.1%
		Australia	2.1%
Latin America			1.2%
		Mexico	1.2%

*       Euro currency countries comprise 39.5% of equity investments.

Oakmark International Fund	June 30, 2018 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.1%

FINANCIALS — 31.5%
BANKS — 17.6%
BNP Paribas SA (France)	34,274	$2,120,060
Lloyds Banking Group PLC (United Kingdom)	2,358,156	1,956,601
Intesa Sanpaolo SPA (Italy)	591,765	1,712,134
Royal Bank of Scotland Group PLC (United Kingdom) (a)	252,499	850,047
Axis Bank, Ltd. (India)	84,027	627,340
Bank Mandiri Persero Tbk PT (Indonesia)	1,197,929	573,123
		7,839,305
DIVERSIFIED FINANCIALS — 7.9%
Credit Suisse Group AG (Switzerland)	115,418	1,725,848
EXOR N.V. (Netherlands) (b)	13,904	930,408
Schroders PLC (United Kingdom)	11,263	467,370
AMP, Ltd. (Australia) (b)	145,462	382,593
Schroders PLC, Non-Voting (United Kingdom)	31	1,023
		3,507,242
INSURANCE — 6.0%
Allianz SE (Germany)	8,615	1,775,202
Willis Towers Watson PLC (United States)	5,999	909,497
		2,684,699
		14,031,246
CONSUMER DISCRETIONARY — 31.0%
AUTOMOBILES & COMPONENTS — 15.0%
Daimler AG (Germany)	31,127	1,993,891
Bayerische Motoren Werke AG (Germany)	18,663	1,686,976
Toyota Motor Corp. (Japan)	19,018	1,229,875
Continental AG (Germany)	4,572	1,040,508
Valeo SA (France) (b)	13,955	760,899
		6,712,149
MEDIA — 10.9%
Naspers, Ltd. (South Africa)	4,948	1,247,683
Publicis Groupe SA (France) (b) (c)	15,080	1,034,844
WPP PLC (United Kingdom)	59,575	936,019
Liberty Global PLC, Class C (United Kingdom) (a)	31,890	848,591
Grupo Televisa SAB (Mexico) (d)	27,033	512,275
Liberty Global PLC, Class A (United Kingdom) (a)	10,367	285,502
		4,864,914
RETAILING — 3.5%
Hennes & Mauritz AB (H&M) - Class B (Sweden) (b)	103,833	1,545,556

CONSUMER DURABLES & APPAREL — 1.6%
Cie Financiere Richemont SA (Switzerland)	8,021	678,047
The Swatch Group AG, Bearer Shares (Switzerland)	48	22,627
		700,674
		13,823,293
INDUSTRIALS — 12.8%
CAPITAL GOODS — 8.5%
CNH Industrial N.V. (United Kingdom) (b)	118,460	1,251,345
SKF AB, Class B (Sweden) (b)	28,176	521,600
Ashtead Group PLC (United Kingdom) (b)	17,384	517,676
Smiths Group PLC (United Kingdom)	18,498	413,187
Volvo AB, Class B (Sweden)	23,004	365,609
Meggitt PLC (United Kingdom) (b)	45,818	297,320
Safran SA (France)	2,222	269,059
Ferguson PLC (United Kingdom)	1,571	127,138
		3,762,934
COMMERCIAL & PROFESSIONAL SERVICES — 2.8%
Bureau Veritas SA (France) (b)	18,395	490,367
Experian PLC (United Kingdom)	16,089	396,895
G4S PLC (United Kingdom) (b)	103,817	365,689
		1,252,951
TRANSPORTATION — 1.5%
Kuehne + Nagel International AG (Switzerland)	2,475	371,580
Ryanair Holdings PLC (Ireland) (a) (d)	2,717	310,379
		681,959
		5,697,844
MATERIALS — 6.8%
Glencore PLC (Switzerland)	273,219	1,297,187
LafargeHolcim, Ltd. (Switzerland)	22,847	1,110,851
Orica, Ltd. (Australia) (b)	37,811	496,404
Akzo Nobel N.V. (Netherlands)	1,757	149,823
		3,054,265
CONSUMER STAPLES — 5.1%
FOOD, BEVERAGE & TOBACCO — 4.3%
Nestlé SA (Switzerland)	9,603	744,277
Diageo PLC (United Kingdom)	13,298	477,739
Danone SA (France)	6,321	461,528
Pernod Ricard SA (France) (c)	1,340	218,753
		1,902,297
HOUSEHOLD & PERSONAL PRODUCTS — 0.5%
Reckitt Benckiser Group PLC (United Kingdom)	2,695	221,451

FOOD & STAPLES RETAILING — 0.3%
Alimentation Couche-Tard, Inc., Class B (Canada)	3,110	135,107
		2,258,855
HEALTH CARE — 4.6%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.7%
Bayer AG (Germany)	10,228	1,123,316
Sanofi (France)	839	67,297
		1,190,613
HEALTH CARE EQUIPMENT & SERVICES — 1.9%
Olympus Corp. (Japan)	17,103	639,790

	Shares	Value
COMMON STOCKS— 95.1% - (cont.)

HEALTH CARE EQUIPMENT & SERVICES (Cont.)
Koninklijke Philips N.V. (Netherlands)	5,292	$224,217
		864,007
		2,054,620
INFORMATION TECHNOLOGY — 2.9%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	77,003	546,804
ASML Holding N.V. (Netherlands)	1,795	355,110
		901,914
SOFTWARE & SERVICES — 0.7%
Baidu, Inc. (China) (a) (d)	1,318	320,343

TECHNOLOGY HARDWARE & EQUIPMENT — 0.2%
Samsung Electronics Co., Ltd. (South Korea)	2,116	88,653
		1,310,910
ENERGY — 0.4%
Cenovus Energy, Inc. (Canada)	19,133	198,653
TOTAL COMMON STOCKS — 95.1% (Cost $41,520,183)		42,429,686

RIGHTS— 0.0%(e)
FINANCIALS — 0.0%(e)
BANKS — 0.0%(e)
Intesa Sanpaolo SPA (Italy) (a)	591,765	0

	Par Value
SHORT-TERM INVESTMENTS— 4.4%

U.S. GOVERNMENT BILL — 2.6%
United States Treasury Bill, 1.73% - 1.91%, due 07/12/18 - 08/16/18 (f) (cost $1,148,267)	$1,150,000	1,148,267

COMMERCIAL PAPER — 0.9%
Toyota Motor Credit Corp., 2.05% - 2.07%, due 08/03/18 - 08/08/18 (f)	75,000	74,853
American Honda Finance Corp., 2.11%, due 07/05/18 (f)	50,000	49,989
Abbvie, Inc., 144A, 2.23%, due 07/11/18 (f) (g)	50,000	49,969
MetLife Short Term Funding LLC, 144A, 2.09% - 2.14%, due 07/17/18 - 08/01/18 (f) (g)	50,000	49,932
J.P. Morgan Securities LLC, 2.34%, due 09/21/18 (f)	50,000	49,732
General Mills, Inc., 144A, 2.25%, due 07/18/18 (f) (g)	30,000	29,969
John Deere Capital Co., 144A, 2.03%, due 07/20/18 (f) (g)	25,000	24,974

Walgreens Boots, 2.65%, due 08/02/18 (f)	25,000	24,942
Schlumberger Holdings Corp., 144A, 2.29%, due 08/14/18 (f) (g)	25,000	24,931
Kellogg Co., 144A, 2.24%, due 07/09/18 (f) (g)	20,000	19,990
Total Commercial Paper (Cost $399,287)		399,281

GOVERNMENT AND AGENCY SECURITIES — 0.6%
Federal National Mortgage Association, 1.78%, due 07/02/18 (f) (Cost $249,988)	250,000	249,988

REPURCHASE AGREEMENT — 0.3%
Fixed Income Clearing Corp. Repurchase Agreement, 1.10% dated 06/29/18 due 07/02/18, repurchase price $154,991, collateralized by a Federal Home Loan Bank Bond, 2.150% due 02/14/20, and a United States Treasury Note, 8.500% due 02/15/20, aggregate value plus accrued interest of $158,077 (Cost: $154,977)	154,977	154,977
TOTAL SHORT-TERM INVESTMENTS — 4.4% (Cost $1,952,519)		1,952,513
TOTAL INVESTMENTS — 99.5% (Cost $43,472,702)		44,382,199
Foreign Currencies (Cost $26,565) — 0.1%		26,565
Other Assets In Excess of Liabilities — 0.4%		187,949
TOTAL NET ASSETS — 100.0%		$44,596,713

Securities of aggregate value of $38,909,339 were valued at a fair value in accordance with procedures established by the Board of Trustees (in thousands).

(a)         Non-income producing security

(b)         See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)          A portion of the security out on loan.

(d)         Sponsored American Depositary Receipt

(e)          Amount rounds to less than 0.1%.

(f)           The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(g)          See Note 1 in the Notes to Schedules of Investments regarding restricted securities.  These securities may be resold subject to restrictions on resale under federal securities law.

FORWARD FOREIGN CURRENCY CONTRACT

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 6/30/18	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	917,182	$976,385	09/19/18	$932,673	$43,712
			09/19/18	$932,673	$43,712

SCHEDULE OF TRANSACTIONS WITH AFFILIATED ISSUERS

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country, or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/ (Loss)	Change in Unrealized	Dividend Income	Value September 30, 2017	Value June 30, 2018	Percent of Net Assets
AMP, Ltd.	145,462	$0	$0	$0	$(168,510)	$16,546	$551,103	$382,593	0.9%
Ashtead Group PLC (a)	17,384	100,902	357,979	172,846	(58,826)	1,207	660,733	517,676	1.2%
Bureau Veritas SA (a)	18,395	0	174,173	31,000	(7,201)	12,653	640,741	490,367	1.1%
CNH Industrial N.V.	118,460	298,287	22,960	3,866	(194,578)	19,910	1,166,730	1,251,345	2.8%
EXOR N.V.	13,904	112,117	0	0	42,396	5,652	775,895	930,408	2.1%
G4S PLC	103,817	138,850	0	0	(12,259)	8,590	239,098	365,689	0.8%
Hennes & Mauritz AB (H&M) - Class B	103,833	1,139,277	128,954	(83,626)	(800,244)	98,135	1,419,102	1,545,556	3.5%
Meggitt PLC	45,818	24,501	0	0	(20,982)	6,975	293,801	297,320	0.7%
Orica, Ltd.	37,811	69,685	0	0	(84,275)	12,749	510,994	496,404	1.1%
Publicis Groupe SA	15,080	244,241	76,016	(244)	(15,367)	35,532	882,229	1,034,844	2.3%
SKF AB, Class B	28,176	47,673	0	0	(92,275)	17,883	566,203	521,600	1.2%
Valeo SA	13,955	415,832	60,146	17,084	(257,195)	20,404	645,324	760,899	1.7%
TOTAL	662,095	$2,591,365	$820,228	$140,926	$(1,669,316)	$256,236	$8,351,953	$8,594,701	19.4%

(a) Due to transactions during the period ended June 30, 2018, the company is no longer an affiliate.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —June 30, 2018 (Unaudited)

			% of Equity Investments
Europe			69.3%
		United Kingdom	19.9%
		Switzerland	10.9%
	*	France	5.7%
	*	Netherlands	5.5%
	*	Finland	5.5%
	*	Italy	4.9%
		Denmark	3.3%
	*	Belgium	3.2%
	*	Spain	2.3%
		Norway	2.2%
	*	Portugal	2.1%
	*	Germany	1.4%
		Turkey	1.3%
	*	Greece	1.1%
Asia			14.4%
		South Korea	6.3%
		Japan	5.8%
		Indonesia	2.2%
		China	0.1%
Australasia			9.4%
		Australia	7.1%
		New Zealand	2.3%
North America			3.6%
		Canada	3.6%
Latin America			3.3%
		Mexico	2.3%
		Brazil	1.0%

*                                         Euro currency countries comprise 31.7% of equity investments.

Oakmark International Small Cap Fund	June 30, 2018 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 96.7%

INDUSTRIALS — 39.6%
COMMERCIAL & PROFESSIONAL SERVICES — 20.1%
IWG PLC (Switzerland)	27,890	$117,198
ISS A/S (Denmark)	2,045	70,059
Randstad N.V. (Netherlands)	1,163	68,250
Applus Services SA (Spain)	4,615	61,512
Pagegroup PLC (United Kingdom)	7,352	54,516
Babcock International Group PLC (United Kingdom)	4,931	52,983
Mitie Group PLC (United Kingdom) (a)	25,587	52,653
Hays PLC (United Kingdom)	18,116	44,487
SThree PLC (United Kingdom)	5,757	27,733
Brunel International N.V. (Netherlands)	799	13,491
		562,882
CAPITAL GOODS — 16.2%
Travis Perkins PLC (United Kingdom)	5,731	107,393
Konecranes OYJ (Finland)	2,132	87,473
Howden Joinery Group PLC (United Kingdom)	8,655	61,037
Metso OYJ (Finland)	1,735	57,861
Sulzer AG (Switzerland)	329	39,835
Morgan Advanced Materials PLC (United Kingdom)	7,333	31,606
Duerr AG (Germany)	579	26,793
Wajax Corp. (Canada) (a)	938	17,768
MTU Aero Engines AG (Germany)	52	9,922
dormakaba Holding AG (Switzerland)	11	7,904
Outotec OYJ (Finland) (b)	459	3,640
		451,232
TRANSPORTATION — 3.3%
Panalpina Welttransport Holding AG (Switzerland)	209	28,484
Freightways, Ltd. (New Zealand)	4,901	25,940
DSV AS (Denmark)	244	19,606
Controladora Vuela Cia de Aviacion SAB de CV (Mexico) (b) (c)	3,562	18,094
		92,124
		1,106,238
FINANCIALS — 18.5%
DIVERSIFIED FINANCIALS — 12.4%
Azimut Holding SPA (Italy)	6,429	99,078
Element Fleet Management Corp. (Canada) (a)	17,067	80,231
Julius Baer Group, Ltd. (Switzerland)	1,258	73,655
Haci Omer Sabanci Holding AS (Turkey)	18,407	35,340
Standard Life Aberdeen PLC (United Kingdom)	7,048	30,180
EFG International AG (Switzerland)	3,659	27,315
		345,799
BANKS — 6.1%
BNK Financial Group, Inc. (South Korea)	11,803	98,901
DGB Financial Group, Inc. (South Korea)	7,669	70,529
		169,430
		515,229
CONSUMER DISCRETIONARY — 15.0%
MEDIA — 10.1%
Criteo SA (France) (b) (c)	2,500	82,138
NOS SGPS SA (Portugal)	10,462	57,223
Megacable Holdings SAB de CV (Mexico)	11,016	45,389
Hakuhodo DY Holdings, Inc. (Japan)	2,652	42,527
SKY Network Television, Ltd. (New Zealand) (a)	19,852	34,924
APN Outdoor Group, Ltd. (Australia)	4,171	19,357
		281,558
RETAILING — 2.4%
GrandVision N.V., (Netherlands)	3,031	67,958

CONSUMER DURABLES & APPAREL — 1.3%
Salvatore Ferragamo SPA (Italy)	1,339	32,562
Cosmo Lady China Holdings Co., Ltd., (China)	5,340	2,656
		35,218
CONSUMER SERVICES — 1.2%
Dignity PLC (United Kingdom) (a)	2,528	33,521
		418,255
INFORMATION TECHNOLOGY — 7.4%
TECHNOLOGY HARDWARE & EQUIPMENT — 4.4%
Ingenico Group SA (France)	794	71,224
Hirose Electric Co., Ltd. (Japan)	406	50,272
		121,496
SOFTWARE & SERVICES — 3.0%
Atea ASA (Norway) (a)	4,101	59,062
Totvs SA (Brazil)	3,703	25,990
		85,052
		206,548
CONSUMER STAPLES — 5.4%
HOUSEHOLD & PERSONAL PRODUCTS — 3.1%
Ontex Group N.V. (Belgium)	3,930	86,137

FOOD & STAPLES RETAILING — 2.3%
Sugi Holdings Co., Ltd. (Japan)	1,102	63,762
		149,899
MATERIALS — 4.5%
Incitec Pivot, Ltd. (Australia)	35,675	95,716
Titan Cement Co. SA (Greece)	1,181	29,877
		125,593
HEALTH CARE — 2.8%
HEALTH CARE EQUIPMENT & SERVICES — 2.8%
Primary Health Care, Ltd. (Australia) (a)	21,178	54,610
Ansell, Ltd. (Australia)	1,161	23,325
		77,935

	Shares	Value
COMMON STOCKS — 96.7% (cont.)

TELECOMMUNICATION SERVICES — 2.1%
Tower Bersama Infrastructure Tbk PT (Indonesia)	110,865	$38,592
Sarana Menara Nusantara Tbk PT (Indonesia)	492,638	21,314
		59,906
REAL ESTATE — 1.4%
LSL Property Services PLC (United Kingdom) (a)	10,024	35,197
Countrywide PLC (United Kingdom) (a) (b)	10,212	5,074
		40,271
TOTAL COMMON STOCKS — 96.7% (Cost $2,745,853)		2,699,874

	Par Value
SHORT-TERM INVESTMENTS— 3.1%

REPURCHASE AGREEMENT — 2.2%
Fixed Income Clearing Corp. Repurchase Agreement, 1.10% dated 06/29/18 due 07/02/18, repurchase price $62,861, collateralized by a Federal Home Loan Mortgage Corp., 2.500%, due 04/23/20, value plus accrued interest of $64,113 (Cost: $62,855)	$62,855	62,855

GOVERNMENT AND AGENCY SECURITIES — 0.9%
Federal National Mortgage Association, 1.78%, due 07/02/18 (e) (Cost $24,999)	25,000	24,999

TOTAL SHORT-TERM INVESTMENTS — 3.1% (Cost $87,854)		87,854
TOTAL INVESTMENTS — 99.8% (Cost $2,833,707)		2,787,728
Foreign Currencies (Cost $887) — 0.0% (d)		889
Other Assets In Excess of Liabilities — 0.2%		4,447
TOTAL NET ASSETS — 100.0%		$2,793,064

Securities of aggregate value of $2,344,537 were valued at a fair value in accordance with procedures established by the Board of Trustees (in thousands).

(a)         See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(b)         Non-income producing security

(c)          Sponsored American Depositary Receipt

(d)         Amount rounds to less than 0.1%.

(e)          The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

FORWARD FOREIGN CURRENCY CONTRACTS

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 6/30/18	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Norwegian Krona	127,161	$16,565	09/19/18	$15,664	$901
Swiss Franc	33,136	35,275	09/19/18	33,696	1,579
				$49,360	$2,480

SCHEDULE OF TRANSACTIONS WITH AFFILIATED ISSUERS

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country, or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2017	Value June 30, 2018	Percent of Net Assets
Atea ASA (a)	4,101	$4,517	$37,928	$13,087	$(3,717)	$3,988	$83,103	$59,062	2.1%
Countrywide PLC (a)	10,212	0	3,015	(12,781)	3,143	0	17,727	5,074	0.2%
Dignity PLC	2,528	44,850	0	0	(11,329)	526	0	33,521	1.2%
Element Fleet Management Corp. (a)	17,067	46,405	9,954	(6,207)	(31,905)	2,778	81,892	80,231	2.9%
LSL Property Services PLC	10,024	0	1,495	(1,386)	5,251	1,032	32,827	35,197	1.3%
Mitie Group PLC	25,587	24,356	0	0	(28,101)	1,302	56,398	52,653	1.9%
Primary Health Care Ltd. (a)	21,178	7,768	26,403	(8,839)	16,352	864	65,732	54,610	1.9%
SKY Network Television, Ltd.	19,852	6,183	0	0	(3,590)	1,251	32,331	34,924	1.3%
Wajax Corp. (a)	938	0	2,681	(1,640)	4,604	595	17,485	17,768	0.6%
TOTAL	111,487	$134,079	$81,476	$(17,766)	$(49,292)	$12,336	$387,495	$373,040	13.4%

(a) Due to transactions during the period ended June 30, 2018, the company is no longer an affiliate.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Organization

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991 and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market System.  Equity securities principally traded on securities exchanges outside the United States are valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or are based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Each long-term debt instrument is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. The pricing service may use standard inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications.  For certain security types additional inputs may be used or some of the standard inputs may not be applicable.  Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Each short-term debt instrument (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instrument maturing in 61 days or more from the date of valuation is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. Each short-term instrument maturing in 60 days or less from the date of valuation is valued at amortized cost, which approximates market value. Options are valued at the mean of the most recent bid and asked quotations.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee authorized by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 — significant unobservable inputs (including the assumptions of Harris Associates L.P. (the “Adviser”) in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Adviser’s own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The Funds recognize transfers between level 1 and level 2 at the end of the reporting cycle. At June 30, 2018, there were transfers  between level 1 and level 2 securities in the amount of $168,262, $1,124,934, $924,527, $36,189,750 and $1,917,301 (in thousands) for Equity and Income, Global, Global Select, International and Int’l Small Cap, respectively. The transfers were due to securities that were valued at a fair value using a systematic fair valuation model due to the performance of the U.S. markets since the close of the foreign markets.

The following is a summary of the inputs used as of June 30, 2018, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$19,452,633	$0	$0
Short-Term Investments	0	1,135,357	0
Call Options Written	(5,983)	0	0
Total	$19,446,650	$1,135,357	$0

Select
Common Stocks	$5,772,451	$0	$0
Short-Term Investments	0	255,932	0
Put Options Written	(1,780)	0	0
Total	$5,770,671	$255,932	$0

Equity and Income
Common Stocks	$9,435,754	$168,262	$0
Preferred Stocks	13,084	0	0
Corporate Bonds	0	2,248,389	0
Government and Agency Securities	0	2,084,943	0
Convertible Bonds	0	15,158	0
Short-Term Investments	0	1,498,045	0
Total	$9,448,838	$6,014,797	$0

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Global
Common Stocks	$1,266,117	$1,059,366	$0
Short-Term Investments	0	55,179	0
Forward Foreign Currency Contracts - Assets	0	2,855	0
Total	$1,266,117	$1,117,400	$0

Global Select
Common Stocks	$1,409,467	$1,220,804	$0
Short-Term Investments	0	74,699	0
Forward Foreign Currency Contracts - Assets	0	4,403	0
Total	$1,409,467	$1,299,906	$0

International
Common Stocks	$3,520,347	$38,909,339	$0
Short-Term Investments	0	1,952,513	0
Forward Foreign Currency Contracts - Assets	0	43,712	0
Total	$3,520,347	$40,905,564	$0

Int’l Small Cap
Common Stocks	$355,337	$2,344,537	$0
Short-Term Investments	0	87,854	0
Forward Foreign Currency Contracts - Assets	0	2,480	0
Total	$355,337	$2,434,871	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to  meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts are measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At June 30, 2018, Global, Global Select, International and Int’l Small Cap held non-collateralized, forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank and Trust Company (“State Street”), and are listed in the applicable Fund’s Schedule of Investments.

For the period ended June 30, 2018, the notional value of forward foreign currency contracts opened and the notional value of settled contracts is listed by Fund in the table below (in thousands):

Fund	Currency Contracts Opened	Currency Contracts Settled
Global	$67,895	$55,851
Global Select	112,216	80,675
International	1,165,073	814,497
Int’l Small Cap	51,840	56,029

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post-spin-off or post-re-organization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At June 30, 2018, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At June 30, 2018, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  Premiums paid for purchasing options that expire are treated as realized losses.  Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.  The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark and Select used options written for tax management purposes during the period ended June 30, 2018. Written Options outstanding, if any, are listed on each Fund’s Schedule of Investments.

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At June 30, 2018, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund.  The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At June 30, 2018, International had securities on loan with a value of $80,126,345, and held as collateral for the loans U.S. Treasury securities with a value of $84,683,035.

Restricted securities

Each Fund may invest in restricted securities, which generally are considered illiquid, but such illiquid securities may not comprise over 15% of the value of a Fund’s net assets at the time of investment. The following investments, the sales of which are subject to restrictions on resale under federal securities laws, have been valued in good faith according to the securities valuation procedures established by the Board of Trustees (as stated in the Security valuation section) since their acquisition dates.

At June 30, 2018, Equity and Income and International held the following restricted securities:

Equity and Income

Par Value (000)	Security Name	Acquisition Date	Cost (000)	Value (000)	Percentage of Net Assets
$74,750	Abbvie, Inc.	06/19/18	$74,708	$74,708	0.48%
70,853	Activision Blizzard, Inc.	09/12/13 - 05/08/17	73,436	73,412	0.47%
7,000	Adient Global Holdings, Ltd.	05/04/18 - 05/17/18	6,466	6,282	0.04%
29,850	Anthem, Inc.	06/22/18	29,815	29,815	0.19%
4,975	Apergy Corp.	04/24/18	5,036	5,056	0.03%
26,865	BAT Capital Corp.	08/08/17	26,865	25,927	0.17%
14,900	Bacardi, Ltd.	04/24/18	14,862	14,849	0.10%
4,975	Boyd Gaming Corp	06/11/18	4,975	4,925	0.03%
250	CCO Holdings LLC / CCO Holdings Capital Corp.	03/09/17	248	234	0.00%
25,870	Caesars Resort Collection LLC / CRC Finco, Inc.	09/29/17	25,697	24,479	0.16%
109,750	Campbell Soup Co.	05/08/18 - 06/15/18	109,594	109,585	0.71%

14,438	CommScope Technologies LLC	03/02/17 - 06/22/17	14,302	13,590	0.09%
3,980	CommScope, Inc.	05/26/17 - 07/07/17	4,104	3,995	0.03%
37,000	Credit Suisse Group AG	12/04/13 - 06/11/14	37,000	37,818	0.24%
17,665	Dell International LLC / EMC Corp.	05/17/16	17,660	18,395	0.12%
1,000	Delphi Technologies PLC	09/14/17	995	954	0.01%
3,930	Discovery Communications LLC	04/03/18	3,899	3,882	0.03%
4,910	EMI Music Publishing Group North America Holdings, Inc.	05/26/16	4,910	5,313	0.03%
333,490	General Mills, Inc.	06/11/18 - 06/27/18	333,227	333,227	2.15%
19,900	Glencore Funding LLC	10/20/17	19,783	18,731	0.12%
14,925	Hilton Domestic Operating Co., Inc.	04/10/18 - 05/22/18	14,740	14,664	0.09%
100	IHS Markit, Ltd.	02/06/17	100	99	0.00%
7,800	IQVIA, Inc.	09/14/16	7,806	7,595	0.05%
44,200	International Game Technology PLC	02/09/15	44,210	45,329	0.29%
11,035	Itron Inc.	12/08/17	10,875	10,480	0.07%
67,470	John Deere Capital Co.	06/26/18 - 06/27/18	67,385	67,385	0.44%
2,000	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC	06/02/16	2,000	1,972	0.01%
86,124	Kellogg Co.	06/18/18 - 06/22/18	86,107	86,107	0.56%
6,260	Kraft Heinz Foods Co	02/17/16 - 02/23/16	6,552	6,382	0.04%
1,990	Lithia Motors, Inc.	07/17/17	1,990	1,940	0.01%
21,910	Live Nation Entertainment, Inc.	08/15/12 - 03/15/18	21,910	21,423	0.14%
40,670	MSCI, Inc.	08/10/15 - 05/15/18	41,528	40,814	0.26%
4,980	Mattel Inc.	12/15/17	4,980	4,849	0.03%
95,000	MetLife Short Term Funding LLC	05/16/18 - 06/11/18	94,867	94,867	0.61%
16,349	Mondelez International Holdings Netherlands BV	01/03/17 - 01/25/17	16,008	15,821	0.10%
38,805	Netflix, Inc.	10/23/17 - 04/23/18	38,484	37,382	0.24%
9,950	Penn National Gaming, Inc.	01/17/17	9,833	9,378	0.06%
3,000	Post Holdings, Inc.	07/25/16 - 02/09/17	3,000	2,838	0.02%
26,880	Principal Life Global Funding II	11/14/16 - 01/03/17	26,851	26,384	0.17%
148,120	Schlumberger Holdings Corp.	12/10/15 - 06/11/18	147,849	147,792	0.95%
16,370	Smithfield Foods, Inc.	01/25/17 - 09/28/17	16,359	15,881	0.10%
1,990	Station Casinos LLC	09/07/17	1,990	1,871	0.01%
1,000	Symantec Corp.	02/07/17	1,000	969	0.01%
11,945	The Howard Hughes Corp.	03/03/17	11,945	11,721	0.08%
6,965	USG Corp.	05/01/17	6,965	7,122	0.05%
52,470	Universal Health Services, Inc.	01/14/16 - 11/09/16	52,894	52,338	0.34%
9,950	Weatherford International LLC	02/21/18	9,887	10,000	0.06%
12,140	Wolverine World Wide, Inc.	09/16/16 - 05/11/17	12,072	11,533	0.07%
				1,560,113	10.06%

International

Par Value (000)	Security Name	Acquisition Date	Cost (000)	Value (000)	Percentage of Net Assets
$50,000	Abbvie, Inc.	06/19/18	$49,969	$49,969	0.11%
30,000	General Mills, Inc.	06/22/18	29,969	29,969	0.07%
25,000	John Deere Capital Co.	06/27/18	24,974	24,974	0.06%
20,000	Kellogg Co.	06/25/18	19,990	19,990	0.04%
50,000	MetLife Short Term Funding LLC	05/23/18 - 06/21/18	49,932	49,932	0.11%
25,000	Schlumberger Holdings Corp.	05/24/18	24,931	24,931	0.06%
				199,765	0.45%

2. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the period ended June 30, 2018. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund’s Schedule of Investments.

3.  SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer

Date:	August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer

Date:	August 24, 2018

By:	/s/ John J. Kane
John J. Kane
Principal Financial Officer

Date:	August 24, 2018